Risk Management and Financial Instruments (Details) - Schedule of Contractual Obligation Amounts from Financial Liabilities - Financial Liabilities [Member] - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Schedule of Contractual Obligation Amounts from Financial Liabilities [Line Items]
Trade accounts payable and supply chain finance		$ 6,205,119	$ 6,531,731
Loans and financing		19,999,138	17,700,148
Estimated interest on loans and financing	[1]	11,715,762	8,688,174
Derivatives liabilities (assets)		144,251	107,238
Other liabilities		104,043	11,876
Payments of leases		1,841,227	2,009,792
Total		40,009,540	35,048,959
Less than 1 year [Member]
Schedule of Contractual Obligation Amounts from Financial Liabilities [Line Items]
Trade accounts payable and supply chain finance		6,205,119	6,531,731
Loans and financing		891,570	1,577,047
Estimated interest on loans and financing	[1]	1,362,896	924,346
Derivatives liabilities (assets)		144,251	107,238
Other liabilities		21,162	6,498
Payments of leases		(2,796)	342,747
Total		8,622,202	9,489,607
Between 1 and 3 years [Member]
Schedule of Contractual Obligation Amounts from Financial Liabilities [Line Items]
Trade accounts payable and supply chain finance
Loans and financing		171,228	815,045
Estimated interest on loans and financing	[1]	1,052,488	1,837,495
Derivatives liabilities (assets)
Other liabilities		20,914	5,327
Payments of leases		293,444	500,539
Total		1,538,074	3,158,406
Between 4 and 5 years [Member]
Schedule of Contractual Obligation Amounts from Financial Liabilities [Line Items]
Trade accounts payable and supply chain finance
Loans and financing		1,212,538	2,396,339
Estimated interest on loans and financing	[1]	1,910,116	1,485,208
Derivatives liabilities (assets)
Other liabilities			51
Payments of leases		442,272	313,253
Total		3,564,926	4,194,851
More than 5 years [Member]
Schedule of Contractual Obligation Amounts from Financial Liabilities [Line Items]
Trade accounts payable and supply chain finance
Loans and financing		17,723,802	12,911,717
Estimated interest on loans and financing	[1]	7,390,262	4,441,125
Derivatives liabilities (assets)
Other liabilities		61,967
Payments of leases		1,108,307	853,253
Total		$ 26,284,338	$ 18,206,095

[1]	Includes interest on all loans and financing outstanding. Payments are estimated for variable rate debt based on effective interest rates at December 31, 2023 and December 31, 2022. Payments in foreign currencies are estimated using the December 31, 2023 and December 31, 2022 exchange rates.